Capital Structure	11 Months Ended
Dec. 31, 2020
Capital Structure

NOTE 6: Capital Structure

The Company has one class of common stock, par value $0.001 per share. As of December 31, 2020, the Company had authorized 150,000,000 shares of common stock. The holders of common stock are entitled to one vote per common share. As of December 31, 2020, there were 93,750,000 shares of common stock issued and outstanding.

On September 16, 2020, Hyzon entered into a purchase agreement (“Purchase Agreement”) with the purchasers named therein (collectively the “Purchasers”) to sell up to 10,000,000 common shares (“Round A Transaction”). The Round A Transaction closed on various dates between October 7, 2020 and November 12, 2020. The Company raised $20 million and issued 10,000,000 common shares upon the close of the Round A Transaction. The Company incurred $1.0 million in costs that were both direct and incremental to the issuance of these common shares, which has been recorded as a reduction of the proceeds received in additional paid-in capital. The Company also granted 274,000 equity instruments with an estimated fair value of approximately $309 thousand to certain individuals as compensation for facilitating the Round A Transaction which was recorded within additional paid-in capital.

On July 27, 2020, Hyzon entered into an agreement (the “Option Agreement”) with Ascent Funds Management LLC (“Ascent”) to induce Ascent to make an initial purchase of $3 million of Hyzon common stock as part of a subscription in the Round A Transaction by granting Ascent an option to purchase up to 4.6 million shares of Hyzon common stock at an exercise price of $2.73 per share. The option expires at the earlier of the nine-month anniversary of the final closing of the Round A Transaction or the three-month anniversary of the closing of the business combination with DCRB or another similar qualified financing and remains outstanding at December 31, 2020. The Option Agreement does not meet any of the liability classification criteria and accordingly is classified in equity, and not subsequently remeasured.